Note 4 - Fair Value Measurements - Schedule of Fair Value Assets with Unobservable Inputs (Details) - Forward Purchase Agreement [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 0	$ 483
Change in fair value	0	(483)
Balance	$ 0	$ 0